DEPOSITS BY BANKS	12 Months Ended
Dec. 31, 2024
Disclosure Of Deposits From Banks [Abstract]
DEPOSITS BY BANKS	21. DEPOSITS BY BANKS

		Group
	2024	2023
	£m	£m
Items in the course of transmission	523	732
Deposits held as collateral	682	860
Other deposits(1)	12,787	18,737
Amounts due to Santander UK subsidiaries	1	3
	13,993	20,332
(1)Includes balance drawn from the TFSME of £11bn (2023: £17bn).